DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2014
Due to Related Parties [Abstract]
DUE TO RELATED PARTIES

17.

DUE TO RELATED PARTIES

	December 31,
	2014	2013

Shenzhen TOFA Complex Metal Material Co. Ltd (i)	$—	$166,297

(i)

This represents certain advances received by the Group from the entity for operating purpose.

The amounts due are interest free and unsecured and repayable on demand.